American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
December 31, 2020

Focused Large Cap Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.8%
Raytheon Technologies Corp.	215,521	15,411,907
Airlines — 1.2%
Southwest Airlines Co.	212,070	9,884,583
Banks — 5.2%
JPMorgan Chase & Co.	230,930	29,344,275
Truist Financial Corp.	316,576	15,173,488
		44,517,763
Beverages — 4.1%
Diageo plc	337,060	13,320,983
PepsiCo, Inc.	150,839	22,369,424
		35,690,407
Building Products — 1.8%
Johnson Controls International plc	326,047	15,190,530
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	676,603	28,715,031
Commercial Services and Supplies — 1.8%
Republic Services, Inc.	157,667	15,183,332
Communications Equipment — 4.7%
Cisco Systems, Inc.	618,254	27,666,866
F5 Networks, Inc.(1)	73,050	12,852,417
		40,519,283
Containers and Packaging — 1.1%
Sonoco Products Co.	161,343	9,559,573
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(1)	174,939	40,563,106
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	515,684	30,296,435
Electric Utilities — 3.5%
Duke Energy Corp.	184,980	16,936,769
Pinnacle West Capital Corp.	168,934	13,506,273
		30,443,042
Electrical Equipment — 5.2%
Emerson Electric Co.	429,838	34,546,080
Hubbell, Inc.	67,839	10,636,477
		45,182,557
Electronic Equipment, Instruments and Components — 1.9%
TE Connectivity Ltd.	134,347	16,265,391
Entertainment — 1.7%
Walt Disney Co. (The)(1)	81,050	14,684,639
Food and Staples Retailing — 1.8%
Walmart, Inc.	109,035	15,717,395
Food Products — 4.7%
Mondelez International, Inc., Class A	371,822	21,740,432
Nestle SA	159,529	18,781,172
		40,521,604
Gas Utilities — 3.1%
Atmos Energy Corp.	277,275	26,460,353
Health Care Equipment and Supplies — 9.5%
Becton Dickinson and Co.	93,111	23,298,234

Hologic, Inc.(1)	56,654	4,126,111
Medtronic plc	382,091	44,758,140
Zimmer Biomet Holdings, Inc.	59,591	9,182,377
		81,364,862
Health Care Technology — 2.0%
Cerner Corp.	219,383	17,217,178
Household Products — 1.2%
Colgate-Palmolive Co.	124,768	10,668,912
Industrial Conglomerates — 2.5%
Siemens AG	152,871	21,879,900
Insurance — 8.0%
Aflac, Inc.	314,714	13,995,332
Chubb Ltd.	119,802	18,439,924
Marsh & McLennan Cos., Inc.	179,748	21,030,516
Reinsurance Group of America, Inc.	135,375	15,689,962
		69,155,734
Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	224,405	18,951,002
TOTAL SE, ADR	428,830	17,972,266
		36,923,268
Personal Products — 4.5%
Unilever plc, ADR	636,017	38,389,986
Pharmaceuticals — 9.1%
Johnson & Johnson	314,406	49,481,216
Roche Holding AG	82,288	28,710,931
		78,192,147
Semiconductors and Semiconductor Equipment — 2.3%
Texas Instruments, Inc.	119,344	19,587,931
Software — 0.5%
Open Text Corp.	93,814	4,264,784
TOTAL COMMON STOCKS (Cost $731,327,487)		852,451,633
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $4,419,929), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $4,329,800)		4,329,771
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $5,521,346), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $5,413,036)		5,413,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,315	4,315
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,747,086)		9,747,086
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $741,074,573)		862,198,719
OTHER ASSETS AND LIABILITIES — (0.1)%		(745,528)
TOTAL NET ASSETS — 100.0%		$861,453,191

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,294,980	CHF	34,712,203	Morgan Stanley	3/31/21	$(13,405)
USD	950,907	CHF	839,032	Morgan Stanley	3/31/21	780
EUR	699,933	USD	859,398	Credit Suisse AG	3/31/21	(2,669)
USD	32,644,120	EUR	26,585,324	Credit Suisse AG	3/31/21	103,235
USD	1,161,604	EUR	951,501	Credit Suisse AG	3/31/21	(3,049)
USD	1,913,505	EUR	1,565,886	Credit Suisse AG	3/31/21	(3,166)
USD	41,139,950	GBP	30,550,935	JPMorgan Chase Bank N.A.	3/31/21	(660,570)
USD	1,283,612	GBP	941,727	JPMorgan Chase Bank N.A.	3/31/21	(4,882)
USD	1,788,329	GBP	1,313,339	JPMorgan Chase Bank N.A.	3/31/21	(8,613)
						$(592,339)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Beverages	22,369,424	13,320,983	—
Food Products	21,740,432	18,781,172	—
Industrial Conglomerates	—	21,879,900	—
Pharmaceuticals	49,481,216	28,710,931	—
Other Industries	676,167,575	—	—
Temporary Cash Investments	4,315	9,742,771	—
	769,762,962	92,435,757	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	104,015	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	696,354	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.